RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 09, 2018	Apr. 30, 2021	Mar. 17, 2021	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Nov. 30, 2019
Substitute shares	1,000
Consulting fees						$ 504
Conversion of Stock, description	The pledge agreement was later amended to substitute 1,000 shares of Series A preferred stock (constituting 100% of the outstanding shares of Series A Preferred stock) for the Class B Common Stock. As consideration to the Affiliates for entering into the pledge agreement, the Company granted a ten-year option, effective as of December 11, 2018, to the Affiliates to purchase 2,000,000 shares of the Company’s common stock at $0.08 per share
Common stock shares issued		3,251,641		17,820,362		3,251,641	1,335,283	7,628
Payments for consulting fees							$ 25,500
Accounts payable and accrued expenses - related party		$ 272,834		$ 59,023		$ 272,834	170,881
Number of options		2,000,000				2,000,000
Principal amont		$ 139,766				$ 139,766	$ 43,500
Common stock shares issue upon conversation						11,814
Gain on extinguishment of debt				$ 150,000
Convertible note principal amount						$ 40,000
Maple Resources Corporation [Member]
Purchase price per share				$ 0.20			$ 0.20
Common stock shares purchase option				1,000,000		1,000,000
Payment of related party			$ 20,000
Maple Resources Corporation [Member] | Consultants [Member]
Consulting fees and expense				$ 120,800	$ 107,382	$ 218,970	$ 275,713
Amount owed				$ 10,000
Convertible Note Five [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days,
Common stock shares issued				909,091
Common stock shares issue upon conversation				909,091		909,091
Paid in cash				$ 566
Convertible note principal amount				10,000
Interest expense				192		$ 374
Accrued interest payable		374		$ 0		$ 374	0
Convertible Note Four [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days
Common stock shares issued				3,769,636
Common stock shares issue upon conversation				3,769,636		3,769,636
Paid in cash				$ 2,800
Convertible note principal amount				41,466
Interest expense				795		$ 2,005
Accrued interest payable		2,005		$ 0		$ 2,005	0
Convertible Note Three [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days
Common stock shares issued				72,727
Common stock shares issue upon conversation				72,727		72,727
Paid in cash				$ 55
Convertible note principal amount				800
Interest expense				15		$ 40
Accrued interest payable		40		$ 0		$ 40	0
Convertible Note One [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days,
Common stock shares issued				971,906
Principal amont		309				$ 309
Common stock shares issue upon conversation				1,000,000		1,000,000
Interest expense				$ 269		$ 190
Accrued interest payable		737		1,006		737	547
Principal balance				10,691
Convertible note principal amount				$ 11,000		$ 11,000
Partial conversation shares						28,094
Convertible Note [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days
Common stock shares issued				639,318
Principal amont		3,967				$ 3,967
Common stock shares issue upon conversation				1,000,000		1,000,000
Paid in cash				$ 853
Interest expense				135		$ 171
Accrued interest payable		718		0		718	547
Principal balance				7,033
Convertible note principal amount				5,500		$ 5,500
Partial conversation shares						360,682
Financing fees				$ 5,500		$ 5,500
Convertible Note Two [Member]
Conversion of Stock, description				the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day		the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days
Common stock shares issued				590,909
Common stock shares issue upon conversation				454,545		454,545
Paid in cash				$ 538
Convertible note principal amount				5,000
Interest expense				96		$ 20
Accrued interest payable		$ 303		0		303	$ 283
Common Stocks [Member] | Maple Resources Corporation [Member]
Shares issued value related party each month				5,000		$ 5,000
Consulting fees and expense				125,899
Series A Preferred Stock [Member]
Preferred stock shares issued		1,000				1,000	1,000
Series A Preferred Stock [Member] | Maple Resources Corporation [Member]
Preferred stock shares issued		1,000				1,000
Independent valuation cost						$ 23,900
Former Officer [Member] | Maple Resources Corporation [Member]
Accounts payable and accrued expenses - related party		$ 118,540		30,000		118,540	$ 101,012
Payable in stock		90,000		10,000		90,000
Consulting fees and expense						31,633	31,633
President and CEO [Member] | Maple Resources Corporation [Member]
Payable in stock				15,000
Compensation and reimbursable expenses				28,602
Accrued interest payable		374				374	690
Consulting fees and expense				55,000		252,128
Amount owed				16,561
Consulting fees (Monthly)				17,897		17,897
September 1, 2018 [Member] | Related Party [Member] | Common Stocks [Member]
Accounts payable and accrued expenses - related party				5,000
Shares issued value related party each month				2,500
Payable in stock				5,000
October 1, 2018 [Member] | Related Party [Member] | Common Stocks [Member]
Consulting fees		45,000				15,000	15,000
Accounts payable and accrued expenses - related party		63,058		11,017		63,058	33,179
Shares issued value related party each month				2,500		2,500
Payable in stock		45,000		5,000		45,000
Accrued consulting fees						17,500
Advance to company		$ 37,610				37,610	$ 18,179
Gain on extinguishment of debt						2,491
Compensation and reimbursable expenses						$ 18,058
Common stock issued during period, shares, reverse stock splits						3,876
August 1, 2019 [Member] | Series A Preferred Stock [Member] | Maple Resources Corporation [Member]
Preferred stock shares issued		1,000				1,000
February 1, 2021 [Member]
Compensation and reimbursable expenses						$ 18,058
Accounts payable		$ 90,500		$ 12,000		90,500
Fees and expense paid						140,015
July through October 2019 [Member] | Maple Resources Corporation [Member] | Consultants [Member]
Consulting fees and expense						$ 20,000